Operating segment information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating segment information
NOTE 6: OPERATING SEGMENT INFORMATION
The chief operating decision-maker (CODM), who is responsible for making strategic decisions, allocating resources and assessing performance of the Group, has been identified as the Board of Directors.
Since the acquisition of the oncological platform in 2015, the management and the CODM have determined that there are two operating segments, being:

•	the cardiology segment, regrouping the Cardiopoiesis platform, the Corquest Medical, Inc. (Corquest) platform and C-Cath ez ; and

•	the immuno-oncology segment regrouping all assets developed based on the CAR-T cell platform.
Although the Group is currently active in Europe and in the US, no geographical financial information is currently available given the fact that the core operations are currently still in a study phase. No disaggregated information on product level or geographical level or any other level currently exists and hence also not considered by the Board of Directors for assessing performance or allocating resources.
CODM is not reviewing assets by segments, hence no segment information per assets is disclosed. At reporting date, the main Group’s non-current
assets are located in Belgium.

€’000	For the year ended December 31, 2017
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenues	35	3,505		3,540
Cost of Sales		(515)		(515)
Gross Profit	35	2,990	—	3,025
Research & Development expenses	(2,881)	(20,027)	—	(22,908)
General & Administrative expenses	—	—	(9,310)	(9,310)
Other Income and expenses	1,070	151	1,370	2,589
Non-recurring operating (expenses)/income	(1,932)	—	(24,341)	(26,273)
Operating Profit (Loss)	(3,708)	(16,886)	(32,281)	(52,876)
Net Financial Charges	—	—	(3,521)	(3,518)
Profit (Loss) before taxes	(3,708)	(16,886)	(35,802)	(56,396)
Income Taxes	—	—	1	1
Profit (Loss) for the year 2017	(3,708)	(16,886)	(35,801)	(56,395)

In 2017, there were some important
one-time
non-recurrent
items impacting significantly the consolidated income statement. The Board decided to isolate these non-recurrent
items in the presentation of the consolidated income statement.

€’000	For the year ended 31 December 2018,
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	2,399	—	—	2,399
Revenue recognized over time	—	716	—	716
Total Revenue	2,399	716	—	3,115
Cost of Sales	—	—	—	—
Gross Profit	2,399	716	—	3,115
Research & Development expenses	(375)	(23,202)	—	(23,577)
General & Administrative expenses	—	—	(10,387)	(10,387)
Net Other income/(loss)	(686)	(6,765)	130	(7,321)
Operating Profit/(Loss) - EBIT	1,338	(29,251)	(10,257)	(38,170)
Net financial income/(loss)	—	—	743	743
Profit/(Loss) before taxes	1,338	(29,251)	(9,515)	(37,428)
Income Taxes	—	—	0	0
Profit/(Loss) for the year 2018	1,338	(29,251)	(9,514)	(37,427)
In 2018, the Group entered into a license agreement with Mesoblast relating to the C-Cath ez
device, in the Cardiology segment, resulting in €2.4 million revenue recognized. See disclosure note 24.

€’000	For the year ended 31 December 2019,
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	6	—	—	6
Revenue recognized over time	—	—	—	—
Total Revenue	6	—	—	6
Cost of Sales	—	—	—	—
Gross Profit	6	—	—	6
Research & Development expenses	(146)	(25,049)	—	(25,196)
General & Administrative expenses	—	—	(9,070)	(9,070)
Net Other income/(loss)	63	5,228	90	5,381
Operating Profit/(Loss) - EBIT	(78)	(19,821)	(8,979)	(28,879)
Net financial income/(loss)	212	(183)	211	239
Profit/(Loss) before taxes	134	(20,005)	(8,769)	(28,640)
Income Taxes	—	—	8	8
Profit/(Loss) for the year 2019	134	(20,005)	(8,761)	(28,632)
Since mid of 2016, the Group is fully focused on the development of its immuno-oncology platform. Therefore, as of December 31, 2019, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.